UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 305 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Bernard Brick

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

CM Advisors Family of Funds

Semi-Annual Report 2023

CM Advisors Fixed Income Fund

August 31, 2023

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Trust”). This report is not authorized for distribution to prospective investors of the Trust unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fixed Income Fund
Supplementary Portfolio Information
August 31, 2023 (Unaudited)

Asset Allocation

(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.750%, due 11/15/23	12.6%
U.S. Treasury Notes, 4.250%, due 12/31/24	7.7%
PHI Group, Inc.	6.2%
U.S. Treasury Notes, 2.125%, due 11/30/23	3.9%
U.S. Treasury Notes, 2.250%, due 12/31/23	3.9%
U.S. Treasury Notes, 2.375%, due 02/29/24	3.8%
U.S. Treasury Notes, 2.125%, due 03/31/24	3.8%
International Business Machines Corporation, 3.625%, due 02/12/24	3.5%
EQT Corporation, 6.125%, due 02/01/25	2.7%
United Rentals North America, Inc., 5.500%, due 05/15/27	2.4%

CM Advisors Fixed Income Fund
Schedule of Investments
August 31, 2023 (Unaudited)
COMMON STOCKS — 6.2%	Shares	Value
Energy — 6.2%
Oil & Gas Services & Equipment — 6.2%
PHI Group, Inc. * (Cost $1,222,685)	113,912	$1,594,768

CORPORATE BONDS — 42.4%	Par Value	Value
Communications — 1.4%
Telecommunications — 1.4%
Qwest Corporation, 7.250%, due 09/15/25	$370,000	$351,746

Consumer Discretionary — 3.1%
Automotive — 3.1%
Ford Motor Credit Company, LLC, 2.150%, due 06/20/24	200,000	192,023
General Motors Financial Company, Inc., 5.100%, due 01/17/24	608,000	606,037
		798,060
Consumer Staples — 1.5%
Retail - Consumer Staples — 1.5%
Walgreens Boots Alliance, Inc., 0.950%, due 11/17/23	375,000	371,183

Energy — 4.9%
Oil & Gas Producers — 4.9%
EQT Corporation, 6.125%, due 02/01/25 (a)	700,000	698,810
ONEOK, Inc., 2.750%, due 09/01/24	575,000	557,534
		1,256,344
Financials — 5.1%
Banking — 3.2%
Bank of America Corporation, 4.000%, due 01/22/25	200,000	194,784
JPMorgan Chase & Company, 1.100%, due 06/22/26	650,000	564,765
Royal Bank of Canada, 5.350%, due 01/16/24	63,000	61,444
		820,993
Insurance — 1.9%
Marsh & McLennan Companies, Inc., 3.875%, due 03/15/24	300,000	296,879
Old Republic International Corporation, 4.875%, due 10/01/24	200,000	197,200
		494,079
Health Care — 1.6%
Biotech & Pharma — 1.6%
AbbVie, Inc., 3.750%, due 11/14/23	400,000	398,399

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 42.4% (Continued)	Par Value	Value
Industrials — 5.8%
Electrical Equipment — 1.9%
Keysight Technologies, Inc., 4.550%, due 10/30/24	$500,000	$491,737

Engineering & Construction — 0.7%
Fluor Corporation, 3.500%, due 12/15/24	200,000	192,543

Industrial Intermediate Products — 0.8%
Timken Company (The), 3.875%, due 09/01/24	200,000	195,741

Industrial Support Services — 2.4%
United Rentals North America, Inc., 5.500%, due 05/15/27	620,000	607,516

Materials — 0.8%
Chemicals — 0.2%
Union Carbide Corporation, 7.500%, due 06/01/25	60,000	61,245

Metals & Mining — 0.6%
Freeport-McMoRan, Inc., 4.550%, due 11/14/24	157,000	154,340

Real Estate — 0.4%
REITs — 0.4%
American Tower Corporation, 5.000%, due 02/15/24	100,000	99,588

Technology — 10.0%
Software — 0.4%
Roper Technologies, Inc., 2.350%, due 09/15/24	100,000	96,621

Technology Hardware — 8.2%
Corning, Inc., 7.250%, due 08/15/36	500,000	521,036
Hewlett Packard Enterprise Company, 4.450%, due 10/02/23	600,000	599,393
International Business Machines Corporation, 3.625%, due 02/12/24	900,000	891,508
3.000%, due 05/15/24	100,000	98,167
		2,110,104
Technology Services — 1.4%
Thomson Reuters Corporation, 4.300%, due 11/23/23	350,000	348,547

Utilities — 7.8%
Electric Utilities — 7.8%
American Electric Power Company, Inc., 2.031%, due 03/15/24	600,000	587,040

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 42.4% (Continued)	Par Value	Value
Utilities — 7.8% (Continued)
Electric Utilities — 7.8% (Continued)
Dominion Energy Gas Holdings, LLC, 3.550%, due 11/01/23	$450,000	$448,008
Georgia Power Company, 2.200%, due 09/15/24	500,000	480,179
Southern Company, 0.600%, due 02/26/24	500,000	487,688
		2,002,915

Total Corporate Bonds (Cost $10,966,978)		$10,851,701

U.S. TREASURY OBLIGATIONS — 43.8%	Par Value	Value
U.S. Treasury Inflation-Protected Notes — 2.2%
2.375%, due 01/15/25	$566,468	$559,918

U.S. Treasury Notes — 41.6%
0.375%, due 10/31/23	500,000	495,840
2.875%, due 10/31/23	500,000	497,891
2.750%, due 11/15/23	3,250,000	3,232,100
2.125%, due 11/30/23	1,000,000	991,875
2.250%, due 12/31/23	1,000,000	989,687
2.375%, due 02/29/24	1,000,000	985,000
2.125%, due 03/31/24	1,000,000	981,133
2.250%, due 04/30/24	500,000	489,629
4.250%, due 12/31/24	2,000,000	1,975,312
		10,638,467

Total U.S. Treasury Obligations (Cost $11,251,688)		$11,198,385

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
MONEY MARKET FUNDS — 8.4%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 5.21% (b) (Cost $2,151,937)	2,151,937	$2,151,937

Total Investments at Value — 100.8%
(Cost $25,593,288)		$25,796,791

Liabilities in Excess of Other Assets — (0.8%)		(200,584)

Net Assets — 100.0%		$25,596,207

*	Non-income producing security.

(a)	Step coupon. Rate shown is the coupon rate as of August 31, 2023.

(b)	The rate shown is the 7-day effective yield as of August 31, 2023.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$25,593,288
At value (Note 2)	$25,796,791
Dividends and interest receivable	181,792
Receivable from Advisor (Note 5)	16,742
Other assets	23,191
TOTAL ASSETS	26,018,516

LIABILITIES
Payable for investment securities purchased	396,727
Payable to administrator (Note 5)	5,710
Accrued trustee fees (Note 5)	4,000
Other accrued expenses	15,872
TOTAL LIABILITIES	422,309

NET ASSETS	$25,596,207

Net assets consist of:
Paid-in capital	$27,651,304
Accumulated deficit	(2,055,097)
Net Assets	$25,596,207

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,422,988

Net asset value, redemption price and offering price per share	$10.56

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
INVESTMENT INCOME
Dividends	$50,001
Interest	489,883
TOTAL INVESTMENT INCOME	539,884

EXPENSES
Management fees (Note 5)	63,685
Legal fees	32,170
Registration and filing fees	18,341
Fund accounting fees (Note 5)	13,280
Administration fees (Note 5)	12,000
Trustees’ fees (Note 5)	11,500
Transfer agent fees (Note 5)	9,000
Audit and tax services fees	8,750
Shareholder reporting expenses	4,850
Compliance support services fees	4,271
Custody and bank service fees	4,024
Distributor service fees (Note 5)	4,000
Pricing fees	2,580
Postage and supplies	2,549
Insurance expense	1,520
Other expenses	6,403
TOTAL EXPENSES	198,923
Advisory fees waived and reimbursed by Advisor (Note 5)	(88,407)
NET EXPENSES	110,516

NET INVESTMENT INCOME	429,368

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	42,440
Net change in unrealized appreciation (depreciation) on investments	371,098
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	413,538

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$842,906

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	August 31, 2023	February 28,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$429,368	$430,444
Net realized gains (losses) from investment transactions	42,440	(32,451)
Net change in unrealized appreciation (depreciation) on investments	371,098	(1,128,462)
Net increase (decrease) in net assets resulting from operations	842,906	(730,469)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(387,257)	(353,061)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,950	17,745
Net asset value of shares issued in reinvestment of distributions to shareholders	368,836	331,125
Payments for shares redeemed	(509,250)	(3,096,242)
Net decrease in net assets from share transactions	(126,464)	(2,747,372)

TOTAL INCREASE (DECREASE) IN NET ASSETS	329,185	(3,830,902)

NET ASSETS
Beginning of period	25,267,022	29,097,924
End of period	$25,596,207	$25,267,022

CAPITAL SHARE ACTIVITY
Shares sold	1,338	1,701
Shares reinvested	35,594	31,753
Shares redeemed	(49,052)	(297,959)
Net decrease in shares outstanding	(12,120)	(264,505)
Shares outstanding, beginning of period	2,435,108	2,699,613
Shares outstanding, end of period	2,422,988	2,435,108

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended
	August 31,		Years Ended
	2023		February 28,		February 28,		February 28,		February 29,	February 28,
	(Unaudited)		2023		2022		2021		2020	2019
Net asset value at beginning of period	$10.38		$10.78		$10.92		$10.89		$10.90	$11.20
Income (loss) from investment operations:
Net investment income	0.18		0.17		0.26		0.16		0.22	0.31
Net realized and unrealized gains (losses) on investments	0.16		(0.43)		(0.13)		0.05	(a)	0.01	(0.25)
Total from investment operations	0.34		(0.26)		0.13		0.21		0.23	0.06
Less distributions from:
Net investment income	(0.16)		(0.14)		(0.27)		(0.18)		(0.24)	(0.30)
Net realized gains	—		—		—		—		—	(0.06)
Total distributions	(0.16)		(0.14)		(0.27)		(0.18)		(0.24)	(0.36)
Net asset value at end of period	$10.56		$10.38		$10.78		$10.92		$10.89	$10.90
Total return (b)	3.33	% (c)	(2.45%)		1.17%		1.92%		2.15%	0.55%
Ratios and supplemental data:
Net assets at end of period (000’s)	$25,596		$25,267		$29,098		$32,434		$52,628	$64,219
Ratio of total expenses to average net assets	1.56	% (d)	1.43%		1.35%		1.18%		0.96%	0.90%
Ratio of net expenses to average net assets	0.87	% (d)(e)	0.87	% (e)	0.87	% (e)	0.96	% (e)	0.96%	0.90%
Ratio of net investment income to average net assets	3.37	% (d)(e)	1.57	% (e)	2.33	% (e)	1.44	% (e)	2.00%	2.75%
Portfolio turnover rate	7	% (c)	40%		37%		4%		20%	28%

(a)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period, primarily due to the timing of sales and redemptions of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after management fee waivers (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Notes to Financial Statements
August 31, 2023 (Unaudited)

1.	Organization

CM Advisors Fixed Income Fund (the “Fund”) is a diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The investment objective of the Fund is to seek to preserve capital and maximize total return.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Investment Valuation – The Fund’s portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and not traded on an exchange, the Fund’s net asset values (“NAVs”) are calculated based upon the NAVs reported by such registered open-end investment companies; the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Van Den Berg Management I,

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

Inc. (d/b/a CM Fund Advisors) (the “Advisor”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of August 31, 2023 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$1,594,768	$—	$1,594,768
Corporate Bonds	—	10,851,701	—	10,851,701
U.S. Treasury Obligations	—	11,198,385	—	11,198,385
Money Market Funds	2,151,937	—	—	2,151,937
Total	$2,151,937	$23,644,854	$—	$25,796,791

Refer to the Fund’s Schedule of Investments for a listing of the securities by asset type and sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2023.

Share Valuation – The NAV per share of the Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2023 and February 28, 2023 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

3.	Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2023:

Tax cost of portfolio investments	$25,593,321
Gross unrealized appreciation	$460,758
Gross unrealized depreciation	(257,288)
Net unrealized appreciation	203,470
Accumulated ordinary income	153,151
Capital loss carryforwards	(2,454,158)
Other gains	42,440
Accumulated deficit	$(2,055,097)

The difference between the federal income tax cost of investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of February 28, 2023, the Fund had short-term capital loss carryforwards of $208,785 and long-term capital loss carryforwards of $2,245,373 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statement of Operations. For the six months ended August 31, 2023, the Fund did not incur any interest or penalties.

4.	Investment Transactions

During the six months ended August 31, 2023, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

Cost of purchases of investment securities	$2,100,300
Proceeds from sales and maturities of investment securities	$1,330,968

Cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations during the six months ended August 31, 2023 were:

Cost of purchases of investment securities	$15,316
Proceeds from sales and maturities of investment securities	$—

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

5.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund pays a monthly management fee to the Advisor calculated at the annual rate of 0.50% of its average daily net assets. The Advisor has entered into an Expense Limitation Agreement (the “ELA”) with the Fund under which it has agreed until July 1, 2024 to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The ELA cannot be terminated prior to July 1, 2024 without the approval of the Board. Accordingly, during the six months ended August 31, 2023, the Advisor did not collect any of its management fees and reimbursed other operating expenses in the amount of $24,722. These fees are not available for recoupment by the Advisor.

Certain Trustees and officers of the Trust are also officers of the Advisor.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of its portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, the Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. For the six months ended August 31, 2023, the Distributor received $4,000 in fees from the Fund for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 for attendance at each telephonic meeting of the Board of Trustees. The Fund reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2023, the following shareholder of record owned 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company (for the benefit of its customers)	88%

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

The Fund paid the following distribution to shareholders subsequent to August 31, 2023:

			Per Share
Record			Ordinary
Date	Ex-Date	Pay-Date	Income
9/28/2023	9/29/2023	10/2/2023	$0.2072

CM Advisors Fixed Income Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. Ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2023) and held until the end of the period (August 31, 2023).

The table below illustrates the Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CM Advisors Fixed Income Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	March 1,	August 31,	Expense	Paid During
	2023	2023	Ratio(a)	Period(b)
Based on Actual Fund Return	$1,000.00	$ 1,033.30	0.87%	$4.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.82	0.87%	$4.43

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Fixed Income Fund
Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-888 -859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at www.sec.gov and on the Fund’s website www.cmadvisorsfunds.com.

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CM Advisors Fixed Income Fund
a series of
CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 305 Austin, Texas 78746

Toll-Free Telephone: 1-888-859-5856	Toll-Free Telephone: 1-888-859-5856

World Wide Web @: www.cmadvisorsfunds.com

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

CM-SAR-23

(b)         Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ James D. Brilliant

James D. Brilliant, Chairman and President

Date	November 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James D. Brilliant

James D. Brilliant, Chairman and President

Date	November 1, 2023

By (Signature and Title)*		/s/ Scott Van Den Berg

Scott Van Den Berg, Treasurer and Principal Accounting Officer

Date	November 1, 2023

* Print the name and title of each signing officer under his or her signature.